Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per common share
	For the Three Months Ended June 30, 2022		For the Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share Numerator:
Allocation of net loss	(317,424)	(76,214)	(898,034)	(215,611)
Denominator:
Basic and diluted weighted average common shares outstanding	8,087,431	1,941,790	8,079,936	1,939,935
Basic and diluted net loss per common share	$(0.04)	$(0.04)	$(0.11)	$(0.11)

	For the Period from March 17, 2021 (inception) through December 31, 2021
	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(24,906)	$(215,794)
Denominator:
Basic and diluted weighted average shares outstanding	216,404	1,875,000
Basic and diluted net loss per common share	$(0.12)	$(0.12)

Schedule of assets and liabilities that are measured at fair value
Description	Level	June 30, 2022	December 31, 2021
Assets:
Investments held in Trust Account	1	$78,557,873	$75,750,000

Description	Level	December 31, 2021
Assets:
Investments held in Trust Account	1	$75,750,000